Annual Operating Expenses - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 85%	Nov. 29, 2023
Fidelity Advisor Asset Manager 85% - Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.73%	[1]
Fidelity Advisor Asset Manager 85% - Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.19%	[2]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.98%
Fidelity Advisor Asset Manager 85% - Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.75%	[1]
Fidelity Advisor Asset Manager 85% - Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.19%	[2]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.23%
Fidelity Advisor Asset Manager 85% - Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.61%

[1]	BDiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	AAdjusted to reflect current fees.